PROPERTY AND EQUIPMENT (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment and right-of-use assets [roll forward]
Beginning balance	$ 6,010.6
Changes in property, plant and equipment and right-of-use assets [Abstract]
Ending balance	6,540.3	$ 6,010.6
Depreciation of property and equipment	1,008.7	931.8
Depreciation of property plant and equipment excluding discontinue operations	1,003.9	911.9
Depreciation difference between risk-free discount rate considered for ARO and annual valuations	7.8	54.9
Impairment charges	14.2
Insurance recovery	7.0
GFL Infrastructure
Changes in property, plant and equipment and right-of-use assets [Abstract]
Depreciation of property and equipment	1,008.7	931.8
Depreciation of property and equipment (inclusive of infrastructure and depreciation difference between risk free discount rate considered for ARO)	1,000.9	876.9
Landfill closure and post-closure obligations
Changes in property, plant and equipment and right-of-use assets [Abstract]
Depreciation of property and equipment (inclusive of infrastructure and depreciation difference between risk free discount rate considered for ARO)	7.8	54.9
Cost of sales
Changes in property, plant and equipment and right-of-use assets [Abstract]
Depreciation of property and equipment	974.8	882.2
Selling, general and administrative expenses
Changes in property, plant and equipment and right-of-use assets [Abstract]
Depreciation of property and equipment	29.1	29.7
Cost
Reconciliation of changes in property, plant and equipment and right-of-use assets [roll forward]
Beginning balance	7,918.0	6,190.0
Changes in property, plant and equipment and right-of-use assets [Abstract]
Transfers	0.0	0.2
Disposals	(455.2)	(276.6)
Changes in foreign exchange	398.3	(11.2)
Adjustments for prior year acquisitions	116.3	25.2
Adjustments for asset retirement obligations	(183.1)
Acquisitions via business combinations	614.6	1,000.1
Additions	996.5	990.7
Ending balance	9,405.4	7,918.0
Accumulated depreciation
Reconciliation of changes in property, plant and equipment and right-of-use assets [roll forward]
Beginning balance	1,907.4	1,115.2
Changes in property, plant and equipment and right-of-use assets [Abstract]
Depreciation	1,000.9	876.9
Disposals	(169.6)	(87.9)
Impairment	14.2
Changes in foreign exchange	112.2	3.2
Ending balance	2,865.1	1,907.4
Land, buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,375.6
Changes in property, plant and equipment [abstract]
Ending balance	1,516.1	1,375.6
Land, buildings and improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,482.7	1,246.3
Changes in property, plant and equipment [abstract]
Additions	80.3	56.1
Acquisitions via business combinations	79.1	226.1
Adjustments for prior year acquisitions	0.0	0.0
Adjustments for asset retirement obligations	0.0
Disposals	(69.4)	(49.8)
Transfers	56.0	7.3
Changes in foreign exchange	58.4	(3.3)
Ending balance	1,687.1	1,482.7
Land, buildings and improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(107.1)	(58.0)
Changes in property, plant and equipment [abstract]
Depreciation	(65.2)	(51.7)
Disposals	(18.5)	(2.8)
Impairment	11.9
Changes in foreign exchange	(5.3)	(0.2)
Ending balance	(171.0)	(107.1)
Landfill
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,782.1
Changes in property, plant and equipment [abstract]
Ending balance	1,941.0	1,782.1
Landfill | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,257.0	1,706.1
Changes in property, plant and equipment [abstract]
Additions	135.5	197.2
Acquisitions via business combinations	220.6	382.5
Adjustments for prior year acquisitions	122.0	14.8
Adjustments for asset retirement obligations	(183.1)
Disposals	(57.1)	(58.9)
Transfers	94.2	19.4
Changes in foreign exchange	156.0	(4.1)
Ending balance	2,745.1	2,257.0
Landfill | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(474.9)	(265.7)
Changes in property, plant and equipment [abstract]
Depreciation	(294.6)	(230.4)
Disposals	(7.8)	(22.3)
Impairment	0.0
Changes in foreign exchange	(42.4)	(1.1)
Ending balance	(804.1)	(474.9)
Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,403.0
Changes in property, plant and equipment [abstract]
Ending balance	1,606.8	1,403.0
Vehicles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,082.0	1,631.4
Changes in property, plant and equipment [abstract]
Additions	297.5	286.8
Acquisitions via business combinations	167.6	180.9
Adjustments for prior year acquisitions	(6.5)	9.9
Adjustments for asset retirement obligations	0.0
Disposals	(50.8)	(36.9)
Transfers	7.5	13.0
Changes in foreign exchange	96.8	(3.1)
Ending balance	2,594.1	2,082.0
Vehicles | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(679.0)	(411.8)
Changes in property, plant and equipment [abstract]
Depreciation	(302.9)	(291.5)
Disposals	(31.0)	(25.2)
Impairment	0.0
Changes in foreign exchange	(36.4)	(0.9)
Ending balance	(987.3)	(679.0)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	739.8
Changes in property, plant and equipment [abstract]
Ending balance	613.2	739.8
Machinery and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,129.0	912.7
Changes in property, plant and equipment [abstract]
Additions	133.3	167.2
Acquisitions via business combinations	44.2	85.4
Adjustments for prior year acquisitions	(0.7)	0.5
Adjustments for asset retirement obligations	0.0
Disposals	(254.2)	(40.9)
Transfers	(1.4)	5.7
Changes in foreign exchange	31.3	(1.6)
Ending balance	1,081.5	1,129.0
Machinery and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(389.2)	(226.9)
Changes in property, plant and equipment [abstract]
Depreciation	(167.7)	(178.2)
Disposals	(104.3)	(16.5)
Impairment	2.3
Changes in foreign exchange	(13.4)	(0.6)
Ending balance	(468.3)	(389.2)
Assets under development
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	69.3
Changes in property, plant and equipment [abstract]
Ending balance	51.6	69.3
Assets under development | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	69.3	83.3
Changes in property, plant and equipment [abstract]
Additions	119.2	24.7
Acquisitions via business combinations	6.2	6.2
Adjustments for prior year acquisitions	0.0	0.0
Adjustments for asset retirement obligations	0.0
Disposals	(4.8)	(1.0)
Transfers	(148.7)	(45.5)
Changes in foreign exchange	10.4	1.6
Ending balance	51.6	69.3
Assets under development | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0.0	0.0
Changes in property, plant and equipment [abstract]
Depreciation	0.0	0.0
Disposals	0.0	0.0
Impairment	0.0
Changes in foreign exchange	0.0	0.0
Ending balance	0.0	0.0
Containers
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	386.3
Changes in property, plant and equipment [abstract]
Ending balance	516.5	386.3
Containers | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	549.3	406.7
Changes in property, plant and equipment [abstract]
Additions	126.5	79.4
Acquisitions via business combinations	77.5	74.4
Adjustments for prior year acquisitions	0.0	0.0
Adjustments for asset retirement obligations	0.0
Disposals	(1.0)	(10.8)
Transfers	(3.2)	0.2
Changes in foreign exchange	39.9	(0.6)
Ending balance	789.0	549.3
Containers | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(163.0)	(98.6)
Changes in property, plant and equipment [abstract]
Depreciation	(97.5)	(69.4)
Disposals	(0.8)	(5.3)
Impairment	0.0
Changes in foreign exchange	(12.8)	(0.3)
Ending balance	(272.5)	(163.0)
Right-of-use assets
Reconciliation of changes in right-of-use assets [roll forward]
Beginning balance	254.5
Changes in right-of-use assets [abstract]
Ending balance	295.1	254.5
Right-of-use assets | Cost
Reconciliation of changes in right-of-use assets [roll forward]
Beginning balance	348.7	203.5
Changes in right-of-use assets [abstract]
Additions	104.2	179.3
Acquisitions via business combinations	19.4	44.6
Adjustments for prior year acquisitions	1.5	0.0
Adjustments for asset retirement obligations	0.0
Disposals	(17.9)	(78.3)
Transfers	(4.4)	(0.3)
Changes in foreign exchange	5.5	(0.1)
Ending balance	457.0	348.7
Right-of-use assets | Accumulated depreciation
Reconciliation of changes in right-of-use assets [roll forward]
Beginning balance	(94.2)	(54.2)
Changes in right-of-use assets [abstract]
Depreciation	73.0	55.7
Disposals	(7.2)	(15.8)
Impairment	0.0
Changes in foreign exchange	1.9	0.1
Ending balance	$ (161.9)	$ (94.2)